Loans Payable - Schedule of outstanding loans payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Amounts Outstanding	$ 2,362.6
Total Principal Outstanding	2,362.6	$ 2,381.3
Fair Value Adjustment	17.9	30.1
Total Loans Payable	$ 2,380.5	2,411.4
Ascent at Windward
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.51%
Interest Rate and Payment Frequency	3.51% paid monthly
Principal Amounts Outstanding	$ 0.0	34.6
Maturity	Jan. 01, 2022
The Palatine
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.25%
Interest Rate and Payment Frequency	4.25% paid monthly
Principal Amounts Outstanding	$ 0.0	74.4
Maturity	Jan. 10, 2022
The Forum at Carlsbad
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.25%
Interest Rate and Payment Frequency	4.25% paid monthly
Principal Amounts Outstanding	$ 0.0	84.0
Maturity	Mar. 01, 2022
Fusion 1560
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.42%
Interest Rate and Payment Frequency	3.42% paid monthly
Principal Amounts Outstanding	$ 37.4	37.4
Maturity	Jun. 10, 2022
San Diego Office Portfolio
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.62%
Interest Rate and Payment Frequency	3.62% paid monthly
Principal Amounts Outstanding, Loans Payable	$ 51.4	51.2
Maturity, Loans Payable	Aug. 09, 2022
The Colorado
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.69%
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 84.7	86.4
Maturity	Nov. 01, 2022
The Legacy at Westwood
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.69%
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 43.2	44.0
Maturity	Nov. 01, 2022
Regents Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.69%
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 36.6	37.3
Maturity	Nov. 01, 2022
1001 Pennsylvania Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.70%
Interest Rate and Payment Frequency	3.70% paid monthly
Principal Amounts Outstanding	$ 308.1	314.3
Maturity	Jun. 01, 2023
Biltmore at Midtown
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.94%
Interest Rate and Payment Frequency	3.94% paid monthly
Principal Amounts Outstanding	$ 36.4	36.4
Maturity	Jul. 05, 2023
Cherry Knoll
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.78%
Interest Rate and Payment Frequency	3.78% paid monthly
Principal Amounts Outstanding	$ 35.3	35.3
Maturity	Jul. 05, 2023
Lofts at SoDo
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.94%
Interest Rate and Payment Frequency	3.94% paid monthly
Principal Amounts Outstanding	$ 35.1	35.1
Maturity	Jul. 05, 2023
Pacific City
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	2.00% + LIBOR paid monthly
Principal Amounts Outstanding	$ 105.0	105.0
Maturity	Oct. 01, 2023
The Stratum
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	2.45%
Interest Rate and Payment Frequency	2.45% paid monthly
Principal Amounts Outstanding	$ 39.8	0.0
Maturity	May 09, 2024
Spring House Innovation Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	1.25% + LIBOR paid monthly
Principal Amounts Outstanding	$ 40.5	0.0
Maturity	Jul. 09, 2024
1401 H Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.65%
Interest Rate and Payment Frequency	3.65% paid monthly
Principal Amounts Outstanding	$ 115.0	115.0
Maturity	Nov. 05, 2024
The District at La Frontera | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.84%
Interest Rate and Payment Frequency	3.84% paid monthly
Principal Amounts Outstanding	$ 37.8	38.4
Maturity	Dec. 01, 2024
The District at La Frontera | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.96%
Interest Rate and Payment Frequency	4.96% paid monthly
Principal Amounts Outstanding	$ 4.2	4.2
Maturity	Dec. 01, 2024
Circa Green Lake
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.71%
Interest Rate and Payment Frequency	3.71% paid monthly
Principal Amounts Outstanding	$ 52.0	52.0
Maturity	Mar. 05, 2025
Union - South Lake Union
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.66%
Interest Rate and Payment Frequency	3.66% paid monthly
Principal Amounts Outstanding	$ 57.0	57.0
Maturity	Mar. 05, 2025
Holly Street Village
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.65%
Interest Rate and Payment Frequency	3.65% paid monthly
Principal Amounts Outstanding	$ 81.0	81.0
Maturity	May 01, 2025
Henley at Kingstowne
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.60%
Interest Rate and Payment Frequency	3.60% paid monthly
Principal Amounts Outstanding	$ 69.1	70.3
Maturity	May 01, 2025
32 South State Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.48%
Interest Rate and Payment Frequency	4.48% paid monthly
Principal Amounts Outstanding	$ 24.0	24.0
Maturity	Jun. 06, 2025
Vista Station Office Portfolio | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.00%
Interest Rate and Payment Frequency	4.00% paid monthly
Principal Amounts Outstanding	$ 19.3	19.9
Maturity	Jul. 01, 2025
Vista Station Office Portfolio | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	4.20%
Interest Rate and Payment Frequency	4.20% paid monthly
Principal Amounts Outstanding	$ 42.9	43.9
Maturity	Nov. 01, 2025
780 Third Avenue | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.55%
Interest Rate and Payment Frequency	3.55% paid monthly
Principal Amounts Outstanding	$ 150.0	150.0
Maturity	Aug. 01, 2025
780 Third Avenue | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.55%
Interest Rate and Payment Frequency	3.55% paid monthly
Principal Amounts Outstanding	$ 20.0	20.0
Maturity	Aug. 01, 2025
Reserve at Chino Hills
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	1.50% + LIBOR paid monthly
Principal Amounts Outstanding	$ 68.2	0.0
Maturity	Aug. 09, 2025
Sixth & Main
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	1.87% + LIBOR paid monthly
Principal Amounts Outstanding	$ 40.4	0.0
Maturity	Nov. 09, 2025
701 Brickell Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.66%
Interest Rate and Payment Frequency	3.66% paid monthly
Principal Amounts Outstanding	$ 182.0	184.0
Maturity	Apr. 01, 2026
Marketplace at Mill Creek
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.82%
Interest Rate and Payment Frequency	3.82% paid monthly
Principal Amounts Outstanding	$ 39.6	39.6
Maturity	Sep. 11, 2027
Overlook At King Of Prussia
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.82%
Interest Rate and Payment Frequency	3.82% paid monthly
Principal Amounts Outstanding	$ 40.8	40.8
Maturity	Sep. 11, 2027
Winslow Bay
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.82%
Interest Rate and Payment Frequency	3.82% paid monthly
Principal Amounts Outstanding	$ 25.8	25.8
Maturity	Sep. 11, 2027
1900 K Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.93%
Interest Rate and Payment Frequency	3.93% paid monthly
Principal Amounts Outstanding	$ 163.0	163.0
Maturity	Apr. 01, 2028
99 High Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate	3.90%
Interest Rate and Payment Frequency	3.90% paid monthly
Principal Amounts Outstanding	$ 277.0	$ 277.0
Maturity	Mar. 01, 2030
LIBOR | Pacific City
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual Interest Rate, basis spread on variable rate	2.00%
LIBOR | Spring House Innovation Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual Interest Rate, basis spread on variable rate	1.25%
LIBOR | Reserve at Chino Hills
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual Interest Rate, basis spread on variable rate	1.50%
LIBOR | Sixth & Main
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual Interest Rate, basis spread on variable rate	1.87%